Adoption of IFRS 15 - Consolidated income statements (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of initial application of standards or interpretations [line items]
Operating revenues	$ 5,786	$ 5,688	$ 11,376	$ 11,024
Operating costs	(3,356)	(3,306)	(6,692)	(6,476)
Severance, acquisition and other costs	(24)	(36)	(24)	(120)
Depreciation	(787)	(767)	(1,567)	(1,491)
Amortization	(221)	(210)	(433)	(395)
Interest expense	(246)	(238)	(486)	(472)
Interest on post-employment benefit obligations	(17)	(18)	(34)	(36)
Other (expense) income	(88)	(1)	(149)	16
Income taxes	(292)	(298)	(527)	(548)
Net earnings	755	814	1,464	1,502
Common shareholders	704	765	1,365	1,407
Preferred shareholders	35	32	71	63
Non-controlling interest	$ 16	$ 17	$ 28	$ 32
Net earnings per common share - basic and diluted (cad per share)	$ 0.79	$ 0.85	$ 1.52	$ 1.58
Average number of common shares outstanding - basic (millions) (in shares)	898.0	900.1	899.1	888.0
2017 as previously reported | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Operating revenues		$ 5,699		$ 11,083
Operating costs		(3,318)		(6,488)
Severance, acquisition and other costs		(36)		(120)
Depreciation		(769)		(1,491)
Amortization		(211)		(396)
Interest expense		(238)		(472)
Interest on post-employment benefit obligations		(18)		(36)
Other (expense) income		(1)		16
Income taxes		(297)		(560)
Net earnings		811		1,536
Common shareholders		762		1,441
Preferred shareholders		32		63
Non-controlling interest		$ 17		$ 32
Net earnings per common share - basic and diluted (cad per share)		$ 0.84		$ 1.62
Average number of common shares outstanding - basic (millions) (in shares)		900.1		888.0
IFRS 15 impacts | IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Operating revenues		$ (11)		$ (59)
Operating costs		12		12
Severance, acquisition and other costs		0		0
Depreciation		2		0
Amortization		1		1
Interest expense		0		0
Interest on post-employment benefit obligations		0		0
Other (expense) income		0		0
Income taxes		(1)		12
Net earnings		3		(34)
Common shareholders		3		(34)
Preferred shareholders		0		0
Non-controlling interest		$ 0		$ 0
Net earnings per common share - basic and diluted (cad per share)		$ 0.01		$ (0.04)
Average number of common shares outstanding - basic (millions) (in shares)		0.0		0.0